Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net loss	$ (7,321)	$ (10,355)	$ (22,813)	$ (29,266)
Denominator:
Weighted average common shares and vested RSUs – basic	101,387,826	106,098,703	103,398,521	105,075,212
Weighted average common shares and vested RSUs – diluted	101,387,826	106,098,703	103,398,521	105,075,212
Basic net loss per common share	$ (0.07)	$ (0.1)	$ (0.22)	$ (0.28)
Dilutive net loss per common share	$ (0.07)	$ (0.1)	$ (0.22)	$ (0.28)